GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	22.00%	38.00%	30.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	18.00%	1.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	10.00%	9.00%	6.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	6.00%	12.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	3.00%	9.00%	14.00%